UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Errol M Rudman

Address: 712 Fifth Avenue
         20th Floor
         New York, NY 10019

13F File Number: 028-02596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Errol M Rudman
Title:   Investment Manager
Phone:   (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman              New York, New York         November 6, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
                  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total:  $339,721
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                      FORM 13F INFORMATION TABLE
                                                            Errol M Rudman
                                                          September 30, 2006
COLUMN 1                         COLUMN  2      COLUMN 3     COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7     COLUMN 8

                                   TITLE                      VALUE      SHRS OR  SH/ PUT/  INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS        CUSIP        (X$1000)   PRN AMT  PRN CALL  DISCRETION MGRS    SOLE    SHARED  NONE
AKAMAI TECHNOLOGIES INC            COM           00971T101     10,617     212,375  SH          SOLE    NONE    212,375
ALLSCRIPTS HEALTHCARE SOLUTI       COM           01988P108      2,473     110,000  SH          SOLE    NONE    110,000
ALLTEL INC                         COM           020039103      1,970      35,500  SH          SOLE    NONE     35,500
ALTIRIS INC                        COM           02148M100     10,241     485,600  SH          SOLE    NONE    485,600
AMGEN INC                          COM           031162100      3,148      44,010  SH          SOLE    NONE     44,010
AMGEN INC                          COM           031162100      5,007      70,000       CALL   SOLE    NONE     70,000
AMPHENOL CORP NEW                  CL A          032095101      6,122      98,857  SH          SOLE    NONE     98,857
AMPHENOL CORP NEW                  CL A          032095101      6,193     100,000       CALL   SOLE    NONE    100,000
ASPREVA PHARMACEUTICALS CORP       COM           04538T109      9,903     381,600  SH          SOLE    NONE    381,600
ASPREVA PHARMACEUTICALS CORP       COM           04538T109      2,595     100,000       CALL   SOLE    NONE    100,000
BEACON ROOFING SUPPLY INC          COM           073685109      8,542     422,050  SH          SOLE    NONE    422,050
BELDEN CDT INC                     COM           077454106     11,136     291,300  SH          SOLE    NONE    291,300
BIOMIMETIC THERAPEUTICS INC        COM           09064X101        782     100,000  SH          SOLE    NONE    100,000
BLACKROCK INC                      CL A          09247X101      9,141      61,350  SH          SOLE    NONE     61,350
BOWATER INC                        COM           102183100      1,275      62,000  SH          SOLE    NONE     62,000
BOWATER INC                        COM           102183100      6,171     300,000       CALL   SOLE    NONE    300,000
BROADWING CORP                     COM           11161E101      3,014     238,800  SH          SOLE    NONE    238,800
CABLEVISION SYS CORP          CL A NY CABLVS     12686C109      9,020     397,190  SH          SOLE    NONE    397,190
CAREMARK RX INC                    COM           141705103      8,149     143,800  SH          SOLE    NONE    143,800
CAREMARK RX INC                    COM           141705103     11,334     200,000       CALL   SOLE    NONE    200,000
CIT GROUP INC                      COM           125581108      6,087     125,175  SH          SOLE    NONE    125,175
CITIGROUP INC                      COM           172967101      6,723     135,350  SH          SOLE    NONE    135,350
COMMSCOPE INC                      COM           203372107     11,363     345,800  SH          SOLE    NONE    345,800
EXPRESS SCRIPTS INC                COM           302182100      3,018      40,000       CALL   SOLE    NONE     40,000
HARRIS CORP DEL                    COM           413875105      4,894     110,000  SH          SOLE    NONE    110,000
HCA INC                            COM           404119109      5,455     109,350  SH          SOLE    NONE    109,350
HUDSON CITY BANCORP                COM           443683107      2,361     178,200  SH          SOLE    NONE    178,200
INTERFACE INC                      CL A          458665106      2,281     177,075  SH          SOLE    NONE    177,075
INTERLINE BRANDS INC               COM           458743101      1,249      50,600  SH          SOLE    NONE     50,600
INTERPUBLIC GROUP COS INC          COM           460690100        990     100,000  SH          SOLE    NONE    100,000
JABIL CIRCUIT INC                  COM           466313103      4,457     156,000  SH          SOLE    NONE    156,000
JABIL CIRCUIT INC                  COM           466313103      5,714     200,000       CALL   SOLE    NONE    200,000
JP MORGAN CHASE & CO               COM           46625H100      6,824     145,313  SH          SOLE    NONE    145,313
LAZARD LTD                         SHS A         G54050102      5,165     129,200  SH          SOLE    NONE    129,200
LIBERTY GLOBAL INC                 COM SER A     530555101      2,504      97,264  SH          SOLE    NONE     97,264
LIBERTY GLOBAL INC                 COM SER C     530555309      1,387      55,364  SH          SOLE    NONE     55,364
LIFEPOINT HOSPITALS INC            COM           53219L109      5,789     163,904  SH          SOLE    NONE    163,904
MEDCO HEALTH SOLUTIONS INC         COM           58405U102      9,792     162,900  SH          SOLE    NONE    162,900
MEDCO HEALTH SOLUTIONS INC         COM           58405U102      7,814     130,000       CALL   SOLE    NONE    130,000
MERRILL LYNCH & CO INC             COM           590188108      7,990     102,150  SH          SOLE    NONE    102,150
MOHAWK INDS INC                    COM           608190104      7,254      97,435  SH          SOLE    NONE     97,435
MOLEX INC                          COM           608554101     12,373     317,500  SH          SOLE    NONE    317,500
MOLEX INC                          COM           608554101      5,846     150,000       CALL   SOLE    NONE    150,000
NOVATEL WIRELESS INC               COM NEW       66987M604      1,204     125,000  SH          SOLE    NONE    125,000
OPENTV CORP                        CL A          G67543101        570     200,000  SH          SOLE    NONE    200,000
PIKE ELEC CORP                     COM           721283109      1,784     119,725  SH          SOLE    NONE    119,725
RADVISION LTD                      ORD           M81869105      1,277      77,400  SH          SOLE    NONE     77,400
RITCHIE BROS AUCTIONEERS           COM           767744105      9,309     173,650  SH          SOLE    NONE    173,650
RITE AID CORP                      COM           767754104      2,088     460,000  SH          SOLE    NONE    460,000
RUSH ENTERPRISES INC               CL A          781846209      2,372     142,200  SH          SOLE    NONE    142,200
STRATEX NETWORKS INC               COM           86279T109      3,115     701,600  SH          SOLE    NONE    701,600
SUPERVALU INC                      COM           868536103      7,579     255,600  SH          SOLE    NONE    255,600
THOMAS & BETTS CORP                COM           884315102      5,444     114,100  SH          SOLE    NONE    114,100
TIME WARNER INC                    COM           887317105      9,115     500,000       CALL   SOLE    NONE    500,000
TIME WARNER TELECOM INC            CL A          887319101     22,932   1,206,320  SH          SOLE    NONE  1,206,320
TRANSDIGM GROUP INC                COM           893641100      9,538     390,600  SH          SOLE    NONE    390,600
WEYERHAEUSER CO                    COM           962166104      9,230     150,000       CALL   SOLE    NONE    150,000




SK 70300 0000 716564